Income Tax - Summary of Breakdown of Deferred Tax (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 8,444	$ 7,526	$ 6,412
Total deferred tax liabilities	(45,501)	(49,427)	(50,270)
Total Net deferred tax	(37,057)	(41,901)	(43,858)
Provisions and Other Non Deductible Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,861	3,607	3,093
Miscellaneous Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	99	82	83
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(43,931)	(45,579)	(45,393)
Tax Losses Carryforward and Other Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,484	3,837	3,236
Miscellaneous Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ (1,570)	$ (3,848)	$ (4,877)